Finance expense, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expense	$ (24)	$ (24)
Interest income on cash and cash equivalents	47	18
Interest Income On Duty Deposits Receivable, Net Of Interest Expense	27	9
Finance Expense On Employee Future Benefits	1	(6)
Finance income (cost)	$ 51	$ (3)